SCHEDULE OF MINERAL INTERESTS (Details) - Key Mining Corp [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests	$ 2,913,634	$ 3,000,277
Cerro Blanco [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests	2,216,568	2,216,568
Ivan [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests	100,000	100,000
Bell Copper [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests		325,000
Soldier Creek [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests		61,643
Crystal Mountain [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests	297,066	297,066
Fire Claims [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests	$ 300,000